Investments for account of policyholders - Summary of Investments in Real Estate for Account of Policyholders (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments for account of policyholders [Line Items]
Beginning balance	€ 203,610
Ending balance	194,063	€ 203,610
Investments in real estate [member]
Disclosure of investments for account of policyholders [Line Items]
Beginning balance	686	1,022
Additions	7	74
Subsequent expenditure capitalized	3	7
Disposals	(53)	(260)
Fair value gains / (losses)	38	(26)
Net exchange differences	(26)	(131)
Ending balance	€ 655	€ 686